Other payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other payables and accrued liabilities
Accrued professional fees	$ 268	$ 308
Accrued staff costs and staff benefits	26	49
Rental deposits from tenants	189	205
Rental receipt in advance	13	10
Interest receipt in advance	1
Advances from unrelated parties	538	409
Others	1,243	279
Other payables and accrued liabilities	$ 2,278	$ 1,260